Shareholder Report, Holdings (Details)	Dec. 31, 2025
IMS Capital Value Fund (Institutional Class Shares) | Meta Platforms, Inc. “ Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%
IMS Capital Value Fund (Institutional Class Shares) | Alphabet, Inc. “ Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.05%
IMS Capital Value Fund (Institutional Class Shares) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
IMS Capital Value Fund (Institutional Class Shares) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
IMS Capital Value Fund (Institutional Class Shares) | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.23%
IMS Capital Value Fund (Institutional Class Shares) | Dutch Bros., Inc. “ Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%
IMS Capital Value Fund (Institutional Class Shares) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
IMS Capital Value Fund (Institutional Class Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
IMS Capital Value Fund (Institutional Class Shares) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.37%
IMS Capital Value Fund (Institutional Class Shares) | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
IMS Capital Value Fund (Institutional Class Shares) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.48%
IMS Capital Value Fund (Institutional Class Shares) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.65%
IMS Capital Value Fund (Institutional Class Shares) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
IMS Capital Value Fund (Institutional Class Shares) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
IMS Capital Value Fund (Institutional Class Shares) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
IMS Capital Value Fund (Institutional Class Shares) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
IMS Capital Value Fund (Institutional Class Shares) | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.11%
IMS Capital Value Fund (Institutional Class Shares) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
IMS Capital Value Fund (Institutional Class Shares) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
IMS Capital Value Fund (Institutional Class Shares) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
IMS Strategic Income Fund (Institutional Class Shares) | Federated Hermes Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.16%
IMS Strategic Income Fund (Institutional Class Shares) | Staples, Inc. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
IMS Strategic Income Fund (Institutional Class Shares) | Bank of Montreal (Structured Note) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
IMS Strategic Income Fund (Institutional Class Shares) | Societe Generale SA (Structured Note) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%
IMS Strategic Income Fund (Institutional Class Shares) | Royal Caribbean Cruises Ltd. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
IMS Strategic Income Fund (Institutional Class Shares) | Ford Motor Co. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
IMS Strategic Income Fund (Institutional Class Shares) | Service Properties Trust (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
IMS Strategic Income Fund (Institutional Class Shares) | Occidental Petroleum Corp. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.24%
IMS Strategic Income Fund (Institutional Class Shares) | Navient Corp. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
IMS Strategic Income Fund (Institutional Class Shares) | Bausch Health Cos, Inc. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
IMS Strategic Income Fund (Institutional Class Shares) | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	17.05%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	57.94%
IMS Strategic Income Fund (Institutional Class Shares) | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	15.84%
IMS Strategic Income Fund (Institutional Class Shares) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	9.17%